Employee Benefit Plans (Tables)	12 Months Ended
Mar. 31, 2012
Employee Benefit Plans
Schedule of change in benefit obligation and change in plan assets

	Pension Benefits Years Ended March 31		Other Postretirement Benefits Years Ended March 31
Obligations and Funded Status	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$2,740,278	$2,628,273	164,108	$178,541
Service cost	64,710	69,904	76	199
Interest cost	149,284	150,868	7,814	8,820
Plan Amendments	—	109	—	(3,974)
Actuarial loss (gain)	245,115	50,865	(4,948)	(2,232)
Benefits paid	(158,963)	(159,741)	(12,495)	(17,246)
Benefit obligation at end of year	$3,040,424	$2,740,278	$154,555	$164,108
Change in plan assets
Fair value of plan assets at beginning of year	$2,063,906	$2,000,854	$53,551	$52,130
Actual return on plan assets	168,015	210,372	4,221	5,618
Retiree contributions	—	—	6,976	7,380
Employer contributions	81,500	12,421	10,807	13,050
Benefits paid	(158,963)	(159,741)	(19,471)	(24,627)
Fair value of plan assets at end of year	$2,154,458	$2,063,906	$56,084	$53,551
Funded status	$(885,966)	$(676,372)	$(98,471)	$(110,557)

Schedule of amounts recognized in the balance sheet

	Pension Benefits Years Ended March 31		Other Postretirement Benefits Years Ended March 31
Amounts Recognized in the Balance Sheet	2012	2011	2012	2011
Other accrued liabilities	$(7,147)	$(5,016)	$(4,939)	$(5,477)
Postretirement and postemployment benefits liabilities	—	—	(93,532)	(105,080)
Accrued pension liability	(878,819)	(671,356)	—	—
Net amount recognized	$(885,966)	$(676,372)	$(98,471)	$(110,557)

Accumulated other comprehensive loss (income) related to:
Unrecognized net actuarial losses	$1,504,022	$1,347,265	$36,200	$44,829
Unrecognized prior service benefit	(1,208)	(1,589)	(42,792)	(51,174)
Accumulated other comprehensive loss (income)	$1,502,814	$1,345,676	$(6,592)	$(6,345)

Schedule of estimated amount that will be amortized from accumulated other comprehensive loss into net periodic benefit cost in fiscal 2013

	Pension	Other Postretirement Benefits
Recognized net actuarial losses	$124,796	$2,654
Amortization of prior service benefits	(391)	(8,381)
Total	$124,405	$(5,727)

Schedule of information for pension plans with an accumulated benefit obligation in excess of plan assets

	March 31
	2012	2011
Projected benefit obligation	$3,040,424	$2,740,278
Accumulated benefit obligation	2,755,331	2,445,747
Fair value of plan assets	2,154,458	2,063,907

Schedule of components of net periodic benefit cost

	Pension Benefits Years Ended March 31			Other Postretirement Benefits Years Ended March 31
	2012	2011	2010	2012	2011	2010
Service cost	$64,710	$69,904	$54,603	$76	$199	$205
Interest cost	149,284	150,868	156,898	7,814	8,820	11,559
Expected return on plan assets	(175,590)	(176,692)	(171,054)	(3,512)	(3,383)	(2,672)
Amortization of unrecognized net loss	95,934	85,448	25,750	2,972	3,083	2,092
Amortization of unrecognized prior service cost	(381)	(389)	(389)	(8,381)	(8,548)	(8,630)
Net periodic benefit cost before special termination benefits cost / curtailment	133,957	129,139	65,808	(1,031)	171	2,554
Special termination benefits cost / curtailment	—	—	6,287	—	(448)	—
Net periodic benefit cost	$133,957	$129,139	$72,095	$(1,031)	$(277)	$2,554

Schedule of weighted average assumptions used to determine benefit obligations and net periodic benefit cost

Weighted-Average Assumptions Used to Determine Benefit Obligations as of March 31

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	4.90%	5.60%	5.90%	4.40%	5.00%	5.35%
Rate of compensation increase:
Union	3.26%	3.79%	3.84%
Salaried	3.55%	4.02%	4.05%

Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended March 31

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Discount rate	5.60%	5.90%	8.15%	5.00%	5.35%	7.90%
Expected long-term rate of return on plan assets	8.00%	8.00%	8.00%	6.00%/ 7.00%	6.00%/ 7.00%	6.00%/ 8.00%
Rate of compensation increase:
Union	3.79%	3.84%	3.82%
Salaried	4.02%	4.05%	4.09%

Schedule of assumed health care cost trend rates used to measure expected cost of benefits

	2013	2012
Weighted average health care cost trend rate	7.70%	7.60%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.10%
Fiscal year that the rate reaches the ultimate trend rate	2022	2019

Schedule of effect of one-percentage point increase or decrease in the assumed health care cost trend rates

	One-Percentage Point Increase	One-Percentage Point Decrease
Effect on total of service and interest cost	$397	$(348)
Effect on postretirement benefit obligation	9,031	(7,917)

Schedule of pension plan weighted-average asset allocations and target allocations, by asset category

	Target Range	Actual as of March 31
Asset Category	2013	2012	2011
Domestic equity	20-30%	25.8%	26.6%
International equity	10-20%	14.7%	16.7%
Fixed income	30-40%	37.6%	34.6%
Real assets	5-15%	7.2%	6.2%
Hedge funds/private equity	5-27%	12.9%	14.0%
Other investments/cash	0-6%	1.8%	1.9%
Total	100%	100%	100%

Schedule of fair value of pension plan investments

The following table presents the pension plan investments using the fair value hierarchy discussed in Note 2 as of March 31, 2012:

	Quoted Prices in Active Markets for Identical Assets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest-bearing cash	$—	$5,273	$—	$5,273
U.S. Government securities	287,400	—	—	287,400
Corporate debt	—	272,420	—	272,420
Common stock	462,177	—	—	462,177
Partnership/joint venture interest	—	—	526,762	526,762
Other investments	—	815	—	815
Common/collective trusts	—	505,551	—	505,551
Registered investment companies	48,034	—	—	48,034
Value of funds in insurance company accounts		44,748	1,278	46,026
Total	$797,611	$828,807	$528,040	$2,154,458

The following table presents the pension plan investments using the fair value hierarchy discussed in Note 2 as of March 31, 2011:

	Quoted Prices in Active Markets for Identical Assets (Level1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Interest-bearing cash	$—	$7,193	$—	$7,193
U.S. Government securities	260,870	—	—	260,870
Corporate debt	—	316,155	—	316,155
Common stock	439,096	—	—	439,096
Partnership/joint venture interest	—	—	468,796	468,796
Other investments	—	—	—	—
Common/collective trusts	—	477,191	—	477,191
Registered investment companies	49,207	—	—	49,207
Value of funds in insurance company accounts		44,033	1,366	45,399
Total	$749,173	$844,572	$470,162	$2,063,907

Schedule of reconciliation of Level 3 assets held during the year

The following table presents a reconciliation of Level 3 assets held during the year ended March 31, 2012:

	Common/Collective Trusts	Insurance Contracts	Partnerships/ Joint Ventures
Balance at April 1, 2011	—	$1,366	$468,796
Realized (losses) gains	—	(1)	5,145
Net unrealized (losses) gains	—	(5)	9,411
Net purchases, issuances, and settlements	—	(82)	43,410
Net transfers into (out of) Level 3	—	—	—
Balance at March 31, 2012	$—	$1,278	$526,762

The following table presents a reconciliation of Level 3 assets held during the year ended March 31, 2011:

	Common/Collective Trusts	Insurance Contracts	Partnerships/ Joint Ventures
Balance at April 1, 2010	$2,827	$1,450	$436,480
Realized gains	97	4	14,861
Net unrealized (losses) gains	(25)	8	36,339
Net purchases, issuances, and settlements	(1,642)	(96)	(22,353)
Net transfers (out of) into Level 3	(1,257)	—	3,469
Balance at March 31, 2011	$—	$1,366	$468,796

Schedule of expected future benefit payments

	Pension Benefits	Other Postretirement Benefits
2013	$178,072	$14,134
2014	168,892	13,836
2015	175,434	13,445
2016	180,422	13,076
2017	188,159	12,822
2018 through 2022	1,062,494	57,694